FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 59,010	$ 61,175
Financial liabilities	286,537	261,308
Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	28,324	26,899
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,343	4,658
Financial liabilities	13	7
Level 1 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,337	4,646
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	9	7
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	4	0
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	25	91
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	65
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	455	493
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	857	3,975
Level 1 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	22
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	6	12
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,070	9,462
Financial liabilities	5,119	4,910
Level 2 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,550	5,731
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	5,119	4,469
Level 2 | Accounts payable and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	5,119
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	441
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,575	1,475
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,662	1,754
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	958	2,099
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,309	377
Level 2 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	46	26
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,520	3,731
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,801	5,831
Financial liabilities	3,518	3,092
Level 3 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,712	5,825
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,259	2,419
Level 3 | Accounts payable and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,259
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	259	673
Level 3 | Subsidiary equity obligations | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	259
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		324
Level 3 | Corporate bonds | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	777
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,903	3,376
Level 3 | Fixed income securities and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,903
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,015	2,120
Level 3 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	17	5
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 89	$ 6